Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Summary of Activity

A summary of activity during the year ended December 31, 2024, 2023 and 2022 is as follows:

	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	97,376	$123.20	1.60
Issued	-	-	-
Exercised	(16,714)	139.27	2.03
Expired	-	-	-
Balance as of December 31, 2022	80,662	$120.00	0.44
Issued	104,166	48.00	5.00
Exercised	(20,417)	120.00	2.71
Expired	-	-	-
Balance as of December 31, 2023	164,411	$74.40	3.39
Grants	3,882,398	4.12	3.00
Exercised	(81,356)	0.01	-
Expired	(60,245)	120.00	-
Balance as of December 31, 2024	3,905,208	$5.38	2.44

Schedule of the Estimated Fair Values of the Warrants Measured

For the year ended December 31, 2024, 2023 and 2022, the estimated fair values of the stock options are as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
Exercise price	$12.0 - 24.8	$1.99 - 7.02	$6.98 - 20.87
Expected term	5.25 years	5.00 - 7.00 years	5.55 - 6.75 years
Expected average volatility	106% - 113%	84% -89%	73% - 79%
Expected dividend yield	-	-	-
Risk-free interest rate	3.8% - 4.22%	3.48% - 4.83%	1.26% - 3.38%

Schedule of Summary of Activity

A summary of activity during the year ended December 31, 2024, 2023 and 2022 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	37,617	$203.95	9.85
Grants	22,363	429.20	10.00
Exercised	-	-	-
Forfeited	(125)	611.20	-
Expiry	-	-	-
Balance as of December 31, 2022	59,855	$287.20	9.11
Grants	9,626	179.20	10.00
Exercised	-	-	-
Forfeited/Cancelled	(1,301)	278.80	-
Expiry	-	-	-
Balance as of December 31, 2023	68,180	$275.60	8.44
Grants	3,000	18.40	10.00
Exercised	(8,388)	351.19	-
Forfeited/Cancelled	(6,863)	391.21	-
Expiry	-	-	-
Balance as of December 31, 2024	55,929	$233.94	7.36

Exercisable as of December 31, 2024	43,347	$233.66	7.07
Expected to vest	12,582	$234.88	1.55